LEASES (Details 3)	3 Months Ended
Mar. 31, 2020 USD ($)
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$ (5,945)
Remaining lease term - operating lease	23 months
Discount rate - operating lease	10.00%